UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: June 30

Date of reporting period: March 31, 2015

Item 1. Schedule of Investments.

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 12.0%
$250,000	Ally Master Owner Trust 0.575%, 6/17/2019[1,2]	$249,705
250,000	American Express Issuance Trust II 0.875%, 8/15/2019[1,2]	250,968
250,000	Baker Street Funding CLO 2005-1 Ltd. 0.721%, 12/15/2018[1,2,3]	245,675
250,000	BlackRock Senior Income Series V Ltd. 0.678%, 8/13/2019[1,2,3]	242,262
250,000	Canyon Capital CLO 2006-1 Ltd. 0.691%, 12/15/2020[1,2,3]	237,111
	Countrywide Asset-Backed Certificates
97,008	1.179%, 1/25/2035[1,2]	96,945
120,666	0.644%, 2/25/2036[1,2]	120,054
	Fannie Mae Connecticut Avenue Securities
37,940	2.274%, 11/25/2024[1,2]	38,372
157,020	1.674%, 2/25/2025[1,2]	157,480
113,802	First Franklin Mortgage Loan Trust 2004-FF7 1.174%, 9/25/2034[1,2]	113,763
151,906	First Franklin Mortgage Loan Trust 2005-FF3 0.834%, 4/25/2035[1,2]	151,777
250,000	Foothill CLO Ltd. 1.712%, 2/22/2021[1,2,3]	247,606
400,000	Ford Credit Auto Owner Trust 1.970%, 5/15/2019[1]	403,874
155,200	Foursight Capital Automobile Receivables Trust 2014-1 2.110%, 3/23/2020[1,3]	154,739
250,000	Goldentree Loan Opportunities VI Ltd. 2.607%, 4/17/2022[1,2,3]	250,025
197,456	Home Equity Asset Trust 1.214%, 11/25/2034[1,2]	196,605
106,388	Home Equity Asset Trust 2005-6 0.644%, 12/25/2035[1,2]	106,118
83,829	Home Equity Mortgage Loan Asset-Backed Trust Series INABS 2005-A 0.674%, 3/25/2035[1,2]	83,628
100,000	Invitation Homes 2015-SFR2 Trust 4.173%, 6/17/2032[1,2,3]	100,000
250,000	Inwood Park CDO Ltd. 0.957%, 1/20/2021[1,2,3]	242,736
250,000	MAC Capital Ltd. 0.756%, 7/26/2023[1,2,3]	245,002
175,346	Mastr Asset Backed Securities Trust 2005-WMC1 0.849%, 3/25/2035[1,2]	174,999
196,188	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-WWF 1.194%, 12/25/2034[1,2]	196,481

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$103,544	Popular ABS Mortgage Pass-Through Trust 2005-B 0.654%, 8/25/2035[1,2]	$103,526
100,000	SNAAC Auto Receivables Trust 2014-1 2.880%, 1/15/2020[1,3]	101,152
196,493	Structured Asset Investment Loan Trust 2004-10 1.234%, 11/25/2034[1,2]	196,009
116,258	Structured Asset Investment Loan Trust 2005-1 0.879%, 2/25/2035[1,2,3]	115,910
81,775	Structured Asset Investment Loan Trust 2005-2 0.849%, 3/25/2035[1,2]	81,649
254,387	Structured Asset Investment Loan Trust 2005-6 0.894%, 7/25/2035[1,2]	254,138
69,545	Structured Asset Investment Loan Trust 2005-7 0.454%, 8/25/2035[1,2]	69,500
500,000	Synchrony Credit Card Master Note Trust 1.025%, 6/15/2018[1,2]	500,097
300,000	Wasatch Ltd. 0.587%, 11/14/2022[1,2,3]	283,365
145,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[1,3]	144,596

	TOTAL ASSET-BACKED SECURITIES (Cost $6,152,798)	6,155,867

	BANK LOANS – 12.1%
138,931	Academy Ltd. 4.500%, 8/3/2018[1,2]	139,491
176,401	Activision Blizzard, Inc. 3.250%, 10/11/2020[1,2]	177,393
198,496	Affinion Group, Inc. 6.750%, 4/30/2018[1,2]	188,770
109,459	Alere, Inc. 4.250%, 6/30/2017[1,2]	109,801
168,725	Amsurg Corp. 3.750%, 7/8/2021[1,2]	169,348
99,248	Aramark Services, Inc. 3.250%, 2/24/2021[1,2]	99,259
198,496	Ardagh Holdings USA, Inc. 4.000%, 12/17/2019[1,2]	199,489
172,703	Avago Technologies Cayman Ltd. 3.750%, 5/6/2021[1,2,4]	173,292
198,924	Biomet, Inc. 3.658%, 7/25/2017[1,2]	198,980
173,335	CSC Holdings LLC 2.657%, 4/17/2020[1,2]	172,820

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$198,500	DaVita HealthCare Partners, Inc. 3.500%, 6/24/2021[1,2]	$199,231
198,492	Dell International LLC 4.500%, 4/29/2020[1,2]	200,087
148,861	DigitalGlobe, Inc. 3.750%, 1/31/2020[1,2]	149,350
76,000	Dollar Tree, Inc. 4.250%, 2/6/2022[1,2]	76,892
198,673	Emdeon, Inc. 3.750%, 11/2/2018[1,2]	199,273
248,067	FCA US LLC 3.500%, 5/24/2017[1,2]	248,480
200,000	First Data Corp. 3.672%, 3/24/2018[2]	200,200
198,496	Grifols Worldwide Operations USA, Inc. 3.172%, 2/27/2021[1,2]	198,530
198,489	HCA, Inc. 2.904%, 3/31/2017[1,2]	198,799
248,096	Hertz Corp. 3.750%, 3/11/2018[1,2]	248,368
198,500	Hillman Group, Inc. 4.500%, 6/30/2021[1,2]	200,402
174,775	Hilton Worldwide Finance LLC 3.500%, 10/25/2020[1,2]	175,212
200,000	Intelsat Jackson Holdings S.A. 3.750%, 6/30/2019[1,2,4]	199,475
230,154	Landry's, Inc. 4.000%, 4/24/2018[1,2]	231,037
200,000	Level 3 Financing, Inc. 4.000%, 1/15/2020[1,2]	200,709
180,841	MPH Acquisition Holdings LLC 4.000%, 3/31/2021[1,2]	180,535
199,000	New Albertsons, Inc. 4.750%, 6/27/2021[1,2]	199,953
198,448	Novelis, Inc. 3.750%, 3/10/2017[1,2,4]	198,552
100,000	Outfront Media Capital LLC 3.000%, 1/31/2021[1,2]	99,916
198,500	Post Holdings, Inc. 3.750%, 6/2/2021[1,2]	199,190
56,858	RPI Finance Trust 3.500%, 12/18/2020[1,2]	57,284
99,250	SBA Senior Finance II LLC 3.250%, 3/24/2021[1,2]	98,835

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	BANK LOANS (Continued)
$198,496	Sungard Availability Services Capital, Inc. 6.000%, 3/31/2019[1,2]	$175,669
199,660	SUPERVALU, Inc. 4.500%, 3/21/2019[1,2]	200,755
185,349	Tribune Media Co. 4.000%, 12/27/2020[1,2]	185,767
44,000	Valeant Pharmaceuticals International, Inc. 4.000%, 3/13/2022[1,2,4]	44,248

	TOTAL BANK LOANS (Cost $6,217,294)	6,195,392

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 15.0%
	Banc of America Commercial Mortgage Trust 2007-3
71,809	5.575%, 6/10/2049[1,2]	77,129
250,000	5.575%, 6/10/2049[1,2]	266,769
150,000	BBCMS Trust 2014-BXO 2.732%, 8/15/2027[2,3]	150,285
229,092	Bear Stearns Asset Backed Securities Trust 2005-SD1 0.574%, 8/25/2043[1,2]	225,795
277,110	CD 2006-CD3 Mortgage Trust 5.617%, 10/15/2048[1]	289,557
165,000	Citigroup Commercial Mortgage Trust 2006-C4 5.768%, 3/15/2049[1,2]	172,809
2,888,069	Citigroup Commercial Mortgage Trust 2014-GC23 1.148%, 7/10/2047[1,2]	223,843
250,000	COBALT CMBS Commercial Mortgage Trust 2007-C2 5.526%, 4/15/2047[1,2]	267,372
250,000	COMM 2006-C7 Mortgage Trust 5.776%, 6/10/2046[1,2]	262,317
6,700,000	COMM 2012-LC4 Mortgage Trust 0.603%, 12/10/2044[1,2,3]	233,515
1,500,772	COMM 2014-CCRE19 Mortgage Trust 1.314%, 8/10/2047[1,2]	117,983
250,000	Commercial Mortgage Trust 2007-GG9 5.444%, 3/10/2039[1]	263,785
100,000	EQTY 2014-INNS Mortgage Trust 2.525%, 5/8/2031[1,2,3]	99,710
	Fannie Mae-Aces
48,104,330	0.105%, 9/25/2019[2]	185,971
7,547,584	0.434%, 6/25/2024[2]	235,394
7,996,314	0.167%, 7/25/2024[2]	103,129
	FHLMC Multifamily Structured Pass-Through Certificates
1,010,000	1.592%, 6/25/2040[1,2]	108,381
805,000	1.797%, 8/25/2042[1,2]	78,447
1,300,000	2.114%, 8/25/2042[1,2]	207,693

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$900,000	1.692%, 2/25/2043[1,2]	$112,365
226,925	Freddie Mac Structured Agency Credit Risk Debt Notes 1.174%, 2/25/2024[1,2]	227,075
29,056,004	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[1,3]	149,145
180,000	FREMF 2012-K501 Mortgage Trust 3.443%, 11/25/2046[1,2,3]	185,200
125,000	FREMF 2012-K710 Mortgage Trust 3.819%, 6/25/2047[1,2,3]	128,441
	Government National Mortgage Association
1,413,840	0.781%, 4/16/2056[1,2]	90,750
2,705,387	0.914%, 4/16/2056[1,2]	205,169
91,039	Impac Secured Assets CMN Owner Trust 1.234%, 11/25/2034[1,2]	91,005
281,000	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5 5.348%, 12/15/2044[1,2]	288,578
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2006-CIBC16 5.593%, 5/12/2045[1]	262,174
265,000	JP Morgan Chase Commercial Mortgage Securities Trust 2007-CIBC19 5.694%, 2/12/2049[1,2]	285,347
234,258	JP Morgan Chase Commercial Mortgage Securities Trust 2007-LDP10 5.420%, 1/15/2049[1]	248,350
125,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-INN 3.775%, 6/15/2029[2,3]	124,849
996,253	JPMBB Commercial Mortgage Securities Trust 2014-C21 1.125%, 8/15/2047[1,2]	77,111
3,969,365	KGS-Alpha SBA COOF Trust 2014-3 1.421%, 5/25/2039[1,2,3]	216,455
4,842,824	KGS-Alpha SBA COOF Trust 2015-1 1.339%, 10/25/2035	218,684
300,000	LB-UBS Commercial Mortgage Trust 2005-C3 4.843%, 7/15/2040[1]	300,433
250,000	Morgan Stanley Capital I Trust 2005-HQ6 5.073%, 8/13/2042[1,2]	250,915
200,000	Morgan Stanley Capital I Trust 2007-IQ16 6.086%, 12/12/2049[1,2]	219,564
1,943,842	Morgan Stanley Capital I Trust 2012-STAR 1.843%, 8/5/2034[2,3]	133,851
125,040	RREF 2014-LT6 LLC 2.750%, 9/15/2024[1,3]	125,034
3,200,000	WFRBS Commercial Mortgage Trust 2014-C21 0.609%, 8/15/2047[1,2]	173,638

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,729,220)	7,684,017

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 51.3%
	COMMUNICATIONS – 3.1%
$250,000	British Telecommunications PLC 1.625%, 6/28/2016[4]	$251,848
150,000	CCO Holdings LLC / CCO Holdings Capital Corp. 7.375%, 6/1/2020[1]	160,313
250,000	Deutsche Telekom International Finance B.V. 2.250%, 3/6/2017[3,4]	254,342
150,000	DISH DBS Corp. 7.125%, 2/1/2016	155,813
150,000	Sprint Communications, Inc. 9.000%, 11/15/2018[3]	172,125
150,000	Telefonica Emisiones SAU 3.192%, 4/27/2018[4]	156,441
230,000	Time Warner Cable, Inc. 5.850%, 5/1/2017	250,165
170,000	Verizon Communications, Inc. 2.500%, 9/15/2016	173,618
		1,574,665
	CONSUMER DISCRETIONARY – 5.0%
500,000	ERAC USA Finance LLC 6.200%, 11/1/2016[3]	537,686
	Ford Motor Credit Co. LLC
235,000	4.207%, 4/15/2016	241,717
240,000	4.250%, 2/3/2017	252,015
200,000	General Motors Co. 3.500%, 10/2/2018	204,912
250,000	General Motors Financial Co., Inc. 2.625%, 7/10/2017	252,504
	Hyundai Capital America
260,000	1.625%, 10/2/2015[3]	261,144
260,000	1.875%, 8/9/2016[3]	262,250
100,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[1,3]	105,000
200,000	Royal Caribbean Cruises Ltd. 7.250%, 3/15/2018[4]	223,000
200,000	United Rentals North America, Inc. 5.750%, 7/15/2018[1]	208,500
		2,548,728
	CONSUMER STAPLES – 1.8%
200,000	Constellation Brands, Inc. 7.250%, 5/15/2017	220,750
250,000	Reynolds American, Inc. 1.050%, 10/30/2015	250,223

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$300,000	SABMiller Holdings, Inc. 0.945%, 8/1/2018[2,3]	$300,878
140,000	Walgreens Boots Alliance, Inc. 1.750%, 11/17/2017	141,272
		913,123
	ENERGY – 2.6%
250,000	Anadarko Petroleum Corp. 5.950%, 9/15/2016	266,696
200,000	Chesapeake Energy Corp. 6.500%, 8/15/2017	210,500
150,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 5/1/2019[1]	153,750
230,000	Kinder Morgan Energy Partners LP 6.000%, 2/1/2017	247,154
200,000	Kinder Morgan Finance Co. LLC 6.000%, 1/15/2018[3]	219,188
230,000	Transocean, Inc. 5.050%, 12/15/2016[4]	232,300
		1,329,588
	FINANCIALS – 26.3%
250,000	Abbey National Treasury Services PLC 0.780%, 3/13/2017[2,4]	250,076
	ABN AMRO Bank N.V.
260,000	1.375%, 1/22/2016[3,4]	261,191
240,000	4.250%, 2/2/2017[3,4]	252,405
200,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust 2.750%, 5/15/2017[3,4]	198,000
200,000	Ally Financial, Inc. 4.750%, 9/10/2018	205,750
500,000	American Express Credit Corp. 2.800%, 9/19/2016	514,053
	Bank of America Corp.
470,000	5.700%, 5/2/2017	506,377
250,000	1.700%, 8/25/2017	250,967
335,000	1.125%, 4/1/2019[2]	336,961
520,000	Barclays Bank PLC 0.837%, 2/17/2017[2,4]	520,940
490,000	Capital One Financial Corp. 3.150%, 7/15/2016	502,526
200,000	CIT Group, Inc. 4.250%, 8/15/2017	202,500
	Citigroup, Inc.
470,000	5.500%, 2/15/2017	504,022

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$520,000	0.805%, 3/10/2017[2]	$519,571
250,000	0.963%, 11/24/2017[2]	250,375
300,000	Fifth Third Bank 0.766%, 11/18/2016[1,2]	301,032
500,000	General Electric Capital Corp. 3.350%, 10/17/2016	519,987
475,000	Goldman Sachs Group, Inc. 1.455%, 4/30/2018[2]	481,590
500,000	HSBC Bank PLC 0.897%, 5/15/2018[2,3,4]	502,299
500,000	HSBC USA, Inc. 1.625%, 1/16/2018	500,012
200,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp. 3.500%, 3/15/2017[1]	201,500
500,000	JPMorgan Chase & Co. 0.777%, 2/15/2017[2]	500,625
500,000	JPMorgan Chase Bank N.A. 0.600%, 6/13/2016[2]	498,649
367,000	KeyBank N.A. 1.100%, 11/25/2016[1]	367,347
200,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017[1]	205,500
300,000	Liberty Mutual Group, Inc. 6.700%, 8/15/2016[3]	322,205
480,000	Lloyds Bank PLC 4.200%, 3/28/2017[4]	507,294
	Morgan Stanley
250,000	1.536%, 4/25/2018[2]	253,978
510,000	2.125%, 4/25/2018	515,601
250,000	Prudential Financial, Inc. 4.750%, 9/17/2015	254,461
260,000	Regions Financial Corp. 2.000%, 5/15/2018[1]	259,759
450,000	Royal Bank of Scotland PLC 4.375%, 3/16/2016[4]	464,270
490,000	Santander Holdings USA, Inc. 4.625%, 4/19/2016	507,486
250,000	Sumitomo Mitsui Banking Corp. 0.574%, 7/11/2017[2,4]	249,102
200,000	Synchrony Financial 1.485%, 2/3/2020[2]	200,928
250,000	UBS A.G. 0.897%, 8/14/2019[2,4]	251,486

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$292,000	Wachovia Corp. 5.625%, 10/15/2016	$312,200
		13,453,025
	GOVERNMENTS – 0.9%
250,000	Colombia Government International Bond 2.057%, 11/16/2015[2,4]	250,050
200,000	Mexico Government International Bond 5.625%, 1/15/2017[4]	214,500
		464,550
	HEALTH CARE – 6.7%
	AbbVie, Inc.
260,000	1.200%, 11/6/2015	260,380
160,000	1.750%, 11/6/2017	160,568
500,000	Actavis Funding SCS 1.523%, 3/12/2020[2,4]	506,790
125,000	Actavis, Inc. 1.875%, 10/1/2017	125,290
260,000	Aetna, Inc. 1.500%, 11/15/2017[1]	261,261
167,000	Becton, Dickinson and Co. 0.721%, 6/15/2016[2]	167,204
200,000	Boston Scientific Corp. 6.400%, 6/15/2016	211,872
260,000	Celgene Corp. 1.900%, 8/15/2017	263,312
250,000	Cigna Corp. 2.750%, 11/15/2016	257,630
250,000	Gilead Sciences, Inc. 3.050%, 12/1/2016	258,776
	McKesson Corp.
260,000	0.950%, 12/4/2015	260,587
260,000	1.292%, 3/10/2017	260,264
200,000	Tenet Healthcare Corp. 6.250%, 11/1/2018	216,750
250,000	Thermo Fisher Scientific, Inc. 2.250%, 8/15/2016	254,286
		3,464,970
	INDUSTRIALS – 1.8%
250,000	Asciano Finance Ltd. 3.125%, 9/23/2015[3,4]	252,087
150,000	Case New Holland Industrial, Inc. 7.875%, 12/1/2017	166,170

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$260,000	Pentair Finance S.A. 1.875%, 9/15/2017[4]	$260,845
250,000	Textron, Inc. 4.625%, 9/21/2016	262,780
		941,882
	MATERIALS – 1.6%
130,000	AK Steel Corp. 8.750%, 12/1/2018[1]	138,450
250,000	Anglo American Capital PLC 2.625%, 9/27/2017[3,4]	253,343
250,000	Glencore Finance Canada Ltd. 3.600%, 1/15/2017[3,4]	257,737
150,000	Rockwood Specialties Group, Inc. 4.625%, 10/15/2020[1]	156,188
		805,718
	TECHNOLOGY – 1.1%
250,000	Apple, Inc. 0.555%, 5/6/2019[2]	251,102
135,000	KLA-Tencor Corp. 2.375%, 11/1/2017	137,206
150,000	Sabre GLBL, Inc. 8.500%, 5/15/2019[1,3]	160,268
		548,576
	UTILITIES – 0.4%
200,000	NRG Energy, Inc. 7.625%, 1/15/2018	220,250

	TOTAL CORPORATE BONDS (Cost $26,292,205)	26,265,075

	MUNICIPAL BONDS – 0.5%
250,000	New Jersey Transit Corp. 0.800%, 9/15/2015	250,093

	TOTAL MUNICIPAL BONDS (Cost $250,000)	250,093

	U.S. GOVERNMENT AND AGENCIES – 2.9%
1,500,000	United States Treasury Note 1.000%, 2/15/2018	1,505,976

	TOTAL U.S. GOVERNMENT AND AGENCIES (Cost $1,496,250)	1,505,976

AAM/HIMCO Short Duration Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Value

TOTAL INVESTMENTS – 93.8% (Cost $48,137,767)	$48,056,420
Other Assets in Excess of Liabilities – 6.2%	3,160,110

TOTAL NET ASSETS – 100.0%	$51,216,530

LP – Limited Partnership
PLC – Public Limited Company

[1]	Callable.
[2]	Variable, floating, or step rate security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[4]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES – 23.1%
$250,000	1776 CLO Ltd. 4.756%, 5/8/2020[1,2,3,4]	$248,153
177,137	Aames Mortgage Investment Trust 2006-1 0.494%, 4/25/2036[1,3]	173,666
1,100,000	American Express Credit Account Secured Note Trust 2012-4 0.975%, 5/15/2020[1,2,3]	1,107,120
	American Homes 4 Rent 2015-SFR1
1,665,000	—%, 4/17/2052[2,3]	—
250,000	5.885%, 4/17/2052[2]	256,965
695,000	AmeriCredit Automobile Receivables Trust 2010-3 4.980%, 1/8/2018	695,539
250,000	Ascentium Equipment Receivables 2015-1 LLC 5.920%, 6/12/2023[2]	250,363
295,000	Asset Backed Securities Corp. Home Equity Loan Trust Series NC 2006-HE4 0.424%, 5/25/2036[1,3]	243,067
250,000	Baker Street Funding CLO 2005-1 Ltd. 0.721%, 12/15/2018[1,2,3,4]	245,675
250,000	CarFinance Capital Auto Trust 2015-1 5.490%, 1/18/2022[2]	251,423
285,000	Carrington Mortgage Loan Trust Series 2005-NC3 0.654%, 6/25/2035[1,3]	242,408
	Consumer Credit Origination Loan Trust 2015-1
238,616	2.820%, 3/15/2021[2]	239,479
250,000	5.210%, 3/15/2021[2]	253,525
280,000	CPS Auto Receivables Trust 2013-C 7.320%, 12/15/2020[2]	291,811
100,000	CPS Auto Receivables Trust 2014-A 3.290%, 2/18/2020[2]	99,359
250,000	CPS Auto Receivables Trust 2015-A 4.000%, 2/16/2021[2]	250,525
151,536	CPS Auto Trust 7.260%, 3/16/2020[2]	153,175
250,000	Credit Acceptance Auto Loan Trust 2015-1 3.300%, 7/17/2023[2]	253,308
235,000	Credit-Based Asset Servicing and Securitization LLC 0.624%, 7/25/2035[1,3]	215,637
250,000	Exeter Automobile Receivables Trust 2015-1 5.830%, 12/15/2021[2]	251,368
250,000	Fannie Mae Connecticut Avenue Securities 4.474%, 2/25/2025[1,3]	254,728
250,000	Flagship Credit Auto Trust 2015-1 5.990%, 7/15/2022[2]	251,693
	Freddie Mac Structured Agency Credit Risk Debt Notes
250,000	4.324%, 1/25/2025[1,3]	257,097
250,000	11.674%, 1/25/2025[1,3]	265,282

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$250,000	3.973%, 3/25/2025[1,3]	$250,000
250,000	10.923%, 3/25/2025[1,3]	250,000
245,000	Home Equity Asset Trust 2005-6 0.694%, 12/25/2035[1,3]	209,535
250,000	Invitation Homes 2014-SFR2 Trust 4.173%, 9/17/2031[2,3]	251,273
150,000	Invitation Homes 2015-SFR2 Trust 4.173%, 6/17/2032[1,2,3]	150,000
250,000	MAC Capital Ltd. 0.756%, 7/26/2023[1,2,3,4]	245,002
250,000	Navient Private Education Loan Trust 2015-A 3.500%, 12/15/2044[2]	237,116
174,966	New Century Home Equity Loan Trust 2005-2 0.624%, 6/25/2035[1,3]	161,754
250,000	OneMain Financial Issuance Trust 2015-1 3.190%, 3/18/2026[2]	252,265
175,000	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4 0.614%, 11/25/2035[1,3]	164,885
250,000	Prestige Auto Receivables Trust 2014-1 2.910%, 7/15/2021[2]	250,907
100,000	Prestige Auto Receivables Trust 2015-1 4.670%, 1/17/2022[2]	99,975
250,000	RAMP Series 2005-EFC2 Trust 0.814%, 7/25/2035[1,3]	220,554
250,000	RAMP Series 2005-EFC3 Trust 0.814%, 8/25/2035[1,3]	218,658
210,000	RAMP Series 2005-RS3 Trust 0.624%, 3/25/2035[1,3]	197,978
140,000	SNAAC Auto Receivables Trust 2014-1 2.880%, 1/15/2020[2]	141,612
295,000	Soundview Home Loan Trust 2006-2 0.504%, 3/25/2036[1,3]	265,855
250,000	Springleaf Funding Trust 2015-A 3.620%, 11/15/2024[2]	252,552
400,000	Structured Asset Investment Loan Trust 2005-7 0.664%, 8/25/2035[1,3]	383,810
260,000	Structured Asset Securities Corp. 2005-NC1 0.664%, 2/25/2035[1,3]	242,580
200,000	Tidewater Auto Receivables Trust 2014-A 3.570%, 5/15/2021[2]	197,994
240,000	Wells Fargo Home Equity Asset-Backed Securities 2005-2 Trust 0.804%, 11/25/2035[1,3]	213,646

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	ASSET-BACKED SECURITIES (Continued)
$140,000	Westlake Automobile Receivables Trust 2014-1 2.200%, 2/15/2021[2]	$139,610

	TOTAL ASSET-BACKED SECURITIES (Cost $11,676,115)	11,748,927

	BANK LOANS – 3.0%
430,000	Air Medical Group Holdings, Inc. 7.625%, 5/31/2018	433,225
177,000	BJ's Wholesale Club, Inc. 3.000%, 3/31/2020[1,3]	176,300
319,188	JC Penney Corp., Inc. 6.000%, 5/22/2018[1,3]	319,015
61,000	Riverbed Technology, Inc. 6.000%, 3/15/2022[1,3]	61,671
90,000	SS&C Technologies, Inc. 6.000%, 2/2/2016[3]	90,000
439,253	SUPERVALU, Inc. 4.500%, 3/21/2019[1,3]	441,662

	TOTAL BANK LOANS (Cost $1,506,544)	1,521,873

	COMMERCIAL MORTGAGE-BACKED SECURITIES – 13.9%
200,000	Banc of America Commercial Mortgage Trust 2007-3 5.575%, 6/10/2049[1,3]	215,558
250,000	BBCMS Trust 2014-BXO 2.732%, 8/15/2027[2,3]	250,476
3,146,999	Citigroup Commercial Mortgage Trust 2014-GC23 1.148%, 7/10/2047[1,3]	243,911
1,598,869	Citigroup Commercial Mortgage Trust 2015-GC27 1.454%, 2/10/2048[1,3]	169,707
7,000,000	COMM 2012-LC4 Mortgage Trust 0.603%, 12/10/2044[1,2,3]	243,971
2,768,639	COMM 2014-CCRE18 Mortgage Trust 1.300%, 7/15/2047[1,3]	213,490
2,698,155	COMM 2015-LC19 Mortgage Trust 1.242%, 2/10/2048[1,3]	246,069
100,000	EQTY 2014-INNS Mortgage Trust 2.525%, 5/8/2031[1,2,3]	99,710
250,000	Fannie Mae Connecticut Avenue Securities 5.074%, 11/25/2024[1,3]	263,566
	FHLMC Multifamily Structured Pass-Through Certificates
640,000	5.194%, 9/25/2040[1,3]	154,698
1,565,000	2.490%, 6/25/2042[1,3]	286,680
1,300,000	1.606%, 1/25/2043[1,3]	162,717
1,800,000	1.692%, 2/25/2043[1,3]	224,730

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
$250,000	Freddie Mac Structured Agency Credit Risk Debt Notes 3.924%, 9/25/2024[1,3]	$244,584
38,741,339	FREMF 2011-K15 Mortgage Trust 0.100%, 8/25/2044[2]	198,859
250,000	FREMF 2012-K710 Mortgage Trust 3.819%, 6/25/2047[1,2,3]	256,881
250,000	FREMF 2013-K30 Mortgage Trust 3.556%, 6/25/2045[1,2,3]	246,665
180,000	FREMF 2013-K33 Mortgage Trust 3.504%, 8/25/2046[1,2,3]	178,167
200,000	FREMF 2015-K43 Mortgage Trust 3.863%, 2/25/2048[1,2,3]	204,382
281,000	JP Morgan Chase Commercial Mortgage Securities Trust 2005-LDP5 5.348%, 12/15/2044[1,3]	288,578
6,300,000	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 0.473%, 2/15/2046[1,2,3]	182,486
1,908,000	JP Morgan Chase Commercial Mortgage Securities Trust 2013-LC11 0.585%, 4/15/2046[1,3]	77,810
250,000	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 4.572%, 7/15/2047[1,2,3]	235,654
2,996,276	JPMBB Commercial Mortgage Securities Trust 2014-C26 1.188%, 1/15/2048[1,3]	225,997
4,842,824	KGS-Alpha SBA COOF Trust 2015-1 1.339%, 10/25/2035[1,2,3]	218,684
305,528	Lehman Brothers Small Balance Commercial 0.694%, 9/25/2030[1,2,3]	239,471
2,496,568	Morgan Stanley Bank of America Merrill Lynch Trust 2015-C20 1.430%, 2/15/2048[1,3]	245,323
100,000	Wells Fargo Commercial Mortgage Trust 2015-C26 3.586%, 2/15/2048[2]	85,578
4,800,000	Wells Fargo Commercial Mortgage Trust 2015-C27 0.500%, 2/15/2048[3]	159,638
180,000	WF-RBS Commercial Mortgage Trust 2011-C2 5.467%, 2/15/2044[1,2,3]	196,524
6,958,717	WFRBS Commercial Mortgage Trust 2013-C15 0.618%, 8/15/2046[1,3]	236,638
95,000	WFRBS Commercial Mortgage Trust 2013-C16 4.983%, 9/15/2046[1,2,3]	96,624
3,152,427	WFRBS Commercial Mortgage Trust 2014-C19 1.311%, 3/15/2047[1,3]	239,805
4,500,000	WFRBS Commercial Mortgage Trust 2014-C21 0.609%, 8/15/2047[1,3]	244,179

	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $7,034,104)	7,077,810

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS – 51.4%
	COMMUNICATIONS – 5.7%
$200,000	Altice Financing S.A. 6.625%, 2/15/2023[2,4]	$206,000
200,000	CCO Holdings LLC / CCO Holdings Capital Corp. 6.625%, 1/31/2022	213,750
200,000	DISH DBS Corp. 6.750%, 6/1/2021	213,000
56,000	GCI, Inc. 6.875%, 4/15/2025[2]	56,420
210,000	iHeartCommunications, Inc. 11.250%, 3/1/2021	214,725
400,000	j2 Global, Inc. 8.000%, 8/1/2020	432,000
182,000	McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance 9.750%, 4/1/2021	201,110
270,000	Millicom International Cellular S.A. 4.750%, 5/22/2020[2,4]	264,330
102,000	Sirius XM Radio, Inc. 6.000%, 7/15/2024[2]	107,100
644,000	Sprint Communications, Inc. 9.000%, 11/15/2018[2]	738,990
250,000	VTR Finance B.V. 6.875%, 1/15/2024[2,4]	259,375
		2,906,800
	CONSUMER DISCRETIONARY – 7.0%
480,000	Chinos Intermediate Holdings A, Inc. 7.750%, 5/1/2019[2]	421,200
422,000	Ferrellgas LP / Ferrellgas Finance Corp. 6.500%, 5/1/2021	426,220
175,000	Ford Motor Co. 7.450%, 7/16/2031	241,603
195,000	General Motors Co. 4.875%, 10/2/2023	211,129
102,000	General Motors Financial Co., Inc. 4.250%, 5/15/2023	105,668
299,000	K Hovnanian Enterprises, Inc. 7.250%, 10/15/2020[2]	313,950
90,000	L Brands, Inc. 7.600%, 7/15/2037	102,375
291,000	Landry's, Inc. 9.375%, 5/1/2020[2]	312,098
437,000	Mattamy Group Corp. 6.500%, 11/15/2020[2,4]	420,612

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY(Continued)
$240,000	Tenedora Nemak S.A. de C.V. 5.500%, 2/28/2023[2,4]	$248,280
500,000	Toyota Motor Credit Corp. 1.450%, 1/12/2018	503,201
230,000	United Continental Holdings, Inc. 6.000%, 7/15/2028	230,000
42,000	United Rentals North America, Inc. 4.625%, 7/15/2023	42,473
		3,578,809
	CONSUMER STAPLES – 1.2%
300,000	Chiquita Brands International, Inc. / Chiquita Brands LLC 7.875%, 2/1/2021	328,500
219,000	HJ Heinz Finance Co. 7.125%, 8/1/2039[2]	292,365
		620,865
	ENERGY – 4.2%
377,000	Energy Transfer Equity LP 7.500%, 10/15/2020	422,240
417,000	EP Energy LLC / Everest Acquisition Finance, Inc. 6.875%, 5/1/2019	427,425
55,000	Linn Energy LLC / Linn Energy Finance Corp. 8.625%, 4/15/2020	46,888
300,000	MarkWest Energy Partners LP / MarkWest Energy Finance Corp. 6.250%, 6/15/2022	313,500
210,000	PBF Holding Co. LLC / PBF Finance Corp. 8.250%, 2/15/2020	221,812
500,000	Transocean, Inc. 5.050%, 12/15/2016[4]	505,000
180,000	Williams Partners LP / ACMP Finance Corp. 6.125%, 7/15/2022	190,710
		2,127,575
	FINANCIALS – 14.9%
170,000	Ally Financial, Inc. 8.000%, 11/1/2031	212,500
250,000	Army Hawaii Family Housing Trust Certificates 0.620%, 6/15/2050[2]	230,000
500,000	Citigroup, Inc. 2.500%, 9/26/2018	509,800
411,000	CNL Lifestyle Properties, Inc. 7.250%, 4/15/2019	419,220
500,000	Credit Suisse 1.750%, 1/29/2018[4]	501,519

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	FINANCIALS(Continued)
$330,000	Forestar USA Real Estate Group, Inc. 8.500%, 6/1/2022[2]	$318,450
500,000	General Electric Capital Corp. 2.200%, 1/9/2020	505,517
500,000	Goldman Sachs Group, Inc. 2.600%, 4/23/2020	505,319
428,000	Harland Clarke Holdings Corp. 6.875%, 3/1/2020[2]	435,490
100,000	Iron Mountain, Inc. 6.000%, 8/15/2023	105,250
500,000	JPMorgan Chase & Co. 2.250%, 1/23/2020	501,071
109,000	KCG Holdings, Inc. 6.875%, 3/15/2020[2]	106,330
420,000	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp. 7.375%, 10/1/2017	431,550
146,000	Liberty Mutual Group, Inc. 10.750%, 6/15/2058[1,2,3]	223,380
405,000	Morgan Stanley 2.650%, 1/27/2020	410,638
311,000	Nationstar Mortgage LLC / Nationstar Capital Corp. 7.875%, 10/1/2020	318,775
500,000	Synchrony Financial 2.700%, 2/3/2020	502,173
500,000	U.S. Bank N.A. 1.350%, 1/26/2018	501,952
395,000	Walter Investment Management Corp. 7.875%, 12/15/2021	353,525
500,000	Wells Fargo & Co. 1.500%, 1/16/2018	502,393
		7,594,852
	GOVERNMENTS – 1.3%
200,000	Banque Centrale de Tunisie S.A. 5.750%, 1/30/2025[2,4]	201,750
220,000	Dominican Republic International Bond 7.450%, 4/30/2044[2,4]	248,050
200,000	Ivory Coast Government International Bond 6.375%, 3/3/2028[4]	200,500
		650,300
	HEALTH CARE – 7.3%
310,000	Alere, Inc. 7.250%, 7/1/2018	328,988

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	HEALTH CARE(Continued)
$500,000	Bayer U.S. Finance LLC 2.375%, 10/8/2019[2]	$508,543
500,000	Becton, Dickinson and Co. 2.675%, 12/15/2019	510,708
430,000	HCA, Inc. 7.500%, 11/15/2095	423,550
500,000	Medtronic, Inc. 1.500%, 3/15/2018[2]	502,172
500,000	Roche Holdings, Inc. 2.250%, 9/30/2019[2]	507,319
48,000	Salix Pharmaceuticals Ltd. 6.500%, 1/15/2021[2]	53,220
115,000	Tenet Healthcare Corp. 6.000%, 10/1/2020	121,900
500,000	Valeant Pharmaceuticals International 7.250%, 7/15/2022[2]	528,750
210,000	WellCare Health Plans, Inc. 5.750%, 11/15/2020	220,500
		3,705,650
	INDUSTRIALS – 3.7%
410,000	GenCorp, Inc. 7.125%, 3/15/2021	438,700
500,000	Penske Truck Leasing Co. Lp / PTL Finance Corp. 3.375%, 2/1/2022[2]	499,846
400,000	SPL Logistics Escrow LLC / SPL Logistics Finance Corp. 8.875%, 8/1/2020[2]	421,000
500,000	Union Pacific Corp. 1.800%, 2/1/2020	500,541
		1,860,087
	MATERIALS – 2.5%
355,000	ArcelorMittal 10.600%, 6/1/2019[4]	434,209
230,000	OCP SA 5.625%, 4/25/2024[2,4]	250,125
270,000	Rentech Nitrogen Partners LP / Rentech Nitrogen Finance Corp. 6.500%, 4/15/2021[2]	261,900
332,000	Tronox Finance LLC 6.375%, 8/15/2020	324,530
		1,270,764
	TECHNOLOGY – 2.0%
210,000	Avaya, Inc. 9.000%, 4/1/2019[2]	215,250

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

Principal Amount		Value

	CORPORATE BONDS (Continued)
	TECHNOLOGY(Continued)
$200,000	Epicor Software Corp. 8.625%, 5/1/2019	$209,000
235,000	Seagate HDD Cayman 5.750%, 12/1/2034[2,4]	251,180
301,000	ViaSat, Inc. 6.875%, 6/15/2020	317,179
		992,609
	UTILITIES – 1.6%
355,000	Dynegy Finance I, Inc. / Dynegy Finance II, Inc. 7.375%, 11/1/2022	373,194
420,000	NRG Energy, Inc. 6.250%, 7/15/2022	431,550
		804,744
	TOTAL CORPORATE BONDS (Cost $25,888,264)	26,113,055

	MUNICIPAL BONDS – 0.5%
250,000	Puerto Rico Electric Power Authority 5.500%, 7/1/2017	257,990

	TOTAL MUNICIPAL BONDS (Cost $262,103)	257,990

	TOTAL INVESTMENTS – 91.9% (Cost $46,367,130)	46,719,655
	Other Assets in Excess of Liabilities – 8.1%	4,137,568

	TOTAL NET ASSETS – 100.0%	$50,857,223

Number of Contracts

WRITTEN OPTIONS CONTRACTS – 0.0%
PUT OPTIONS – 0.0%
OTC CHF versus USD
(2,000,000)	Exercise Price: $0.80, Expiration Date: April 24, 2015	—

	TOTAL WRITTEN OPTIONS CONTRACTS (Proceeds $15,200)	$—

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

LLLP – Limited Liability Limited Partnership
LP – Limited Partnership

*	Non-income producing security.
[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
[3]	Variable, floating, or step rate security.
[4]	Foreign security denominated in U.S. Dollars.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015 (Unaudited)

SWAP CONTRACTS
CREDIT DEFAULT SWAP CONTRACTS

	Pay/(a)
	Receive				Premium	Unrealized
Counterparty/	Fixed	Fixed	Expiration	Notional	Paid	Appreciation/
Reference Entity	Rate	Rate	Date	Amount	(Received)	(Depreciation)
J.P. Morgan
Daimler AG	Pay	1.00%	3/20/20	$750,000	$(22,501)	$(2,386)
Ford Motor Co.	Receive	5.00	3/20/20	750,000	144,077	6,712
Target Corp.	Receive	1.00	3/20/20	500,000	17,835	1,675
Wal-Mart Stroes, Inc.	Pay	1.00	3/20/20	500,000	(21,743)	422
TOTAL CREDIT DEFAULT SWAP CONTRACTS					$117,668	$6,423

INTEREST RATE SWAP CONTRACTS

	Pay/(a)
	Receive				Premium	Unrealized
Counterparty/	Fixed	Fixed	Expiration	Notional	Paid	Appreciation/
Floating Rate Index	Rate	Rate	Date	Amount	(Received)	(Depreciation)
Barclay's Capital, Inc.
6-Month JPY- LIBOR	Pay	0.73%	3/12/25	$75,000,000	$17	$(1,361)
TOTAL INTEREST RATE SWAP CONTRACTS					$17	$(1,361)

SWAPTIONS CONTRACTS
INTEREST RATE SWAPTIONS CONTRACTS

		Pay/
		Receive				Premium
Counterparty/	Floating Rate	Floating	Exercise	Expiration	Notional	Paid	Market
Reference Entity	Index	Rate	Rate	Date	Amount	(Received)	Value
J.P. Morgan
Call - OTC 10-Year	6-Month JPY- LIBOR-BBA	Receive	0.51	5/26/15	$500,000,000	$11,783	$10,648
Put - OTC 10-Year	6-Month JPY- LIBOR-BBA	Receive	0.70	5/26/15	$500,000,000	$(10,941)	$(12,505)
TOTAL INTEREST RATE SWAPTIONS CONTRACTS						$842	$(1,857)

(a)
If AAM/HIMCO Unconstrained Bond Fund is paying a fixed rate, the counterparty acts as guarantor of the variable instrument.  If AAM/HIMCO Unconstrained Bond Fund is receiving a fixed rate, AAM/HIMCO Unconstrained Bond Fund acts as guarantor of the variable instrument.

See accompanying Notes to Schedule of Investments.

AAM/HIMCO Unconstrained Bond Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2015

FUTURES CONTRACTS

Number of					Unrealized
Contracts		Expiration	Value at	Value at	Appreciation
Long (Short)	Description	Date	Trade Date	March 31, 2015	(Depreciation)

13	U.S. Treasury Ultra Long Term Bond	June 2015	$2,153,334	$2,208,375	$55,041
(11)	U.S. 2 Year Treasury Note	June 2015	(2,408,639)	(2,410,719)	(2,080)
(119)	U.S. 5 Year Treasury Note	June 2015	(14,162,648)	(14,305,102)	(142,454)
(40)	U.S. 10 Year Treasury Note	June 2015	(5,068,984)	(5,156,250)	(87,266)
(13)	U.S. Treasury Long Bond	June 2015	(2,080,710)	(2,130,375)	(49,665)

TOTAL FUTURES CONTRACTS			$(21,567,647)	$(21,794,071)	$(226,424)

AAM/HIMCO Funds
NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

Note 1 – Organization
AAM/HIMCO Short Duration Fund (“HIMCO Short Duration” or “HIMCO Short Duration Fund”) and AAM/HIMCO Unconstrained Bond Fund (“HIMCO Unconstrained Bond” or “HIMCO Unconstrained Bond Fund”) are organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The HIMCO Short Duration Fund’s primary investment objective is to seek to provide current income and long-term total return. The Fund currently offers three classes of shares: Class A, Class C and Class I. The Fund’s inception date was June 30, 2014, but the Fund commenced investment operations on July 1, 2014.

The HIMCO Unconstrained Bond Fund’s primary investment objective is to seek to maximize long-term total return. The Fund currently offers one class of shares, Class I. Class A and Class C Shares are not currently available. It is expected that Class A and Class C Shares will become available within 12 months of Fund launch. The Fund’s inception date was December 31, 2014, but the Fund commenced investment operations on January 2, 2015.

The shares of each class represent an interest in the same portfolio of investments of the Funds and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the last available bid price for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Prior to January 15, 2015, short-term securities with remaining maturities of sixty days or less were valued at amortized cost, which approximates market value. Effective January 15, 2015, the Funds elected to no longer use amortized cost valuation method for those securities.

AAM/HIMCO Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Funds’ advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Corporate Debt Securities
Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, bank loans, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment grade or below investment grade and may carry variable or floating rates of interest.

Corporate debt securities carry credit risk, interest rate risk and prepayment risk. Credit risk is the risk that a fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment.

Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms. Prepayment risk occurs when issuers prepay fixed rate debt securities when interest rates fall, forcing the Fund to invest in securities with lower interest rates. Issuers of debt securities are also subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.

(c) Bank Loans
The Funds may purchase participations in commercial loans (bank loans). Such investments may be secured or unsecured. Loan participations typically represent direct participation, together with other parties, in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. The Funds may participate in such syndications, or can buy part of a loan, becoming a part lender. When purchasing indebtedness and loan participations, the Funds assume the credit risk associated with the corporate borrower and may assume the credit risk associated with an interposed bank or other financial intermediary. The indebtedness and loan participations in which the Funds intend to invest may not be rated by any nationally recognized rating service.

Bank loans may be structured to include both term loans, which are generally fully funded at the time of investment, and revolving credit facilities, which would require the Funds to make additional investments in the bank loans as required under the terms of the credit facility at the borrower’s demand.

(d) Options Contracts
The HIMCO Unconstrained Bond Fund may write or purchase options contracts primarily to enhance the Fund’s returns and reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

AAM/HIMCO Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

(e) Futures Contracts
The HIMCO Unconstrained Bond Fund may enter into futures contracts (including contracts relating to interest rates and financial indexes), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The Fund intends primarily to invest in U.S. Treasury futures contracts. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day a futures contract is held, the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. Variation margin does not represent borrowing or a loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

AAM/HIMCO Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

At any time prior to the expiration of a futures contract, a Fund may seek to close the position by seeking to take an opposite position, which would terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Credit Default Swap Contracts
The HIMCO Unconstrained Bond Fund may enter into credit default swap agreements to hedge credit and market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by the Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

(g) Interest Rate Swap Contracts
The HIMCO Unconstrained Bond Fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rates and gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. The Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.

AAM/HIMCO Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

(h) Swaptions Contracts
The HIMCO Unconstrained Bond Fund may enter into swaptions contracts. An option on a swap agreement, or a “swaption,” is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. In return, the purchaser pays a “premium” to the seller of the contract. The seller of the contract receives the premium and bears the risk of unfavorable changes on the underlying swap. The Fund may write (sell) and purchase put and call swaptions. The Fund may also enter into swaptions on either an asset-based or liability-based basis, depending on whether the Fund is hedging its assets or its liabilities. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The Fund may enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its holdings, as a duration management technique, to protect against an increase in the price of securities the Fund anticipates purchasing at a later date, or for any other purposes, such as for speculation to increase returns. Swaptions are generally subject to the same risks involved in the Fund’s use of options.

Depending on the terms of the particular option agreement, the Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When the Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when the Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement.

Note 3 – Federal Income Taxes
At March 31, 2015, gross unrealized appreciation (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	HIMCO Short Duration Fund	HIMCO Unconstrained Bond Fund
Cost of investments	$48,137,767	$46,367,130

Gross unrealized appreciation	$116,158	$462,881
Gross unrealized depreciation	(197,504)	(110,356)

Net unrealized appreciation (depreciation)	$(81,346)	$352,525

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

AAM/HIMCO Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2015, in valuing the Funds’ assets carried at fair value:

HIMCO Short Duration Fund	Level 1*	Level 2	Level 3*	Total
Investments
Asset-Backed Securities	$-	$6,155,867	$-	$6,155,867
Bank Loans	-	6,195,392	-	6,195,392
Commercial Mortgage-Backed Securities	-	7,684,017	-	7,684,017
Corporate Bonds[1]	-	26,265,075	-	26,265,075
Municipal Bonds	-	250,093	-	250,093
U.S. Government and Agencies	-	1,505,976	-	1,505,976
Total Investments	$-	$48,056,420	$-	$48,056,420

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 1 or Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

AAM/HIMCO Funds
NOTES TO SCHEDULE OF INVESTMENTS - Continued
March 31, 2015 (Unaudited)

HIMCO Unconstrained Bond Fund	Level 1	Level 2	Level 3*	Total
Assets
Investments
Asset-Backed Securities	$-	$11,748,927	$-	$11,748,927
Bank Loans	-	1,521,873	-	1,521,873
Commercial Mortgage-Backed Securities	-	7,077,810	-	7,077,810
Corporate Bonds[1]	-	26,113,055	-	26,113,055
Municipal Bonds	-	257,990	-	257,990
Total	$-	$46,719,655	$-	$46,719,655

Other Financial Instruments**
Credit Default Swap Contracts	$-	$6,423	$-	$6,423
Interest Rate Swap Contracts	-	(1,361)	-	(1,361)
Interest Rate Swaptions Contracts	-	(1,857)	-	(1,857)
Futures Contracts	(226,424)	-	-	(226,424)
Total	$(226,424)	$3,205	$-	$(223,219)

[1]	For a detailed break-out of corporate bonds by major industry classification, please refer to the Schedule of Investments.
*	The Fund did not hold any Level 3 securities at period end.
**	Other financial instruments are derivative instruments, such as swap contracts, swaptions contracts and futures contracts. Swap contracts and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	5/29/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	5/29/2015

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	5/29/2015